Consolidated Statement of Stockholders' Deficit (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 121,746	$ 116,046	$ 701,565	$ 457,060